Acquisitions and Dispositions (Centauri Platform Holdings) (Details) - USD ($)		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Business Acquisition [Line Items]
Acquisition related costs		$ 9,000,000	$ 2,000,000	$ 7,000,000
Goodwill		1,761,000,000	$ 1,265,000,000	$ 1,265,000,000
Notes Due 2028 | Senior Notes
Business Acquisition [Line Items]
Aggregate principal amount					$ 250,000,000
Interest rate, stated percentage					4.75%
Centauri L L C
Business Acquisition [Line Items]
Purchase price of acquisition	$ 830,000,000
Acquisition related costs		9,000,000
Goodwill	$ 576,000,000
Revenues		125,000,000
Gross profit		19,000,000
Centauri L L C | Notes Due 2028 | Senior Notes
Business Acquisition [Line Items]
Aggregate principal amount		$ 250,000,000
Interest rate, stated percentage		4.75%